5. LINES OF CREDIT (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
5. LINES OF CREDIT	NOTE 5 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.	NOTE 5 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.